Emerging Markets Core Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—74.8%
		Banking—1.0%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,235,055
1,500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	1,491,375
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	401,143
700,000		Export-Import Bank Korea, Sr. Unsecd. Note, 5.125%, 9/18/2033	720,485
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	482,455
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	948,732
3,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	3,140,874
		TOTAL	8,420,119
		Chemicals & Plastics—0.8%
3,800,000		Groupe Office Cherifien des Phosphates S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,756,102
4,500,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	3,815,392
		TOTAL	6,571,494
		Finance—0.7%
3,000,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,892,990
3,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2026	2,964,376
		TOTAL	5,857,366
		Financial Intermediaries—0.2%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	551,034
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	948,503
		TOTAL	1,499,537
		Metals & Mining—0.2%
2,000,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	1,910,380
		Oil & Gas—12.4%
1,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	717,700
3,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	2,935,072
938,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	950,546
2,200,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,328,273
11,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	12,045,500
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	916,606
5,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	4,143,374
6,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.500%, 7/3/2033	6,261,457
2,049,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.900%, 3/19/2049	2,009,226
1,000,000		Petrobras International Finance Co., Co. Guarantee, 6.750%, 1/27/2041	989,580
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	505,792
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,577,807
5,600,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	5,541,604
4,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	4,241,142
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	6,584,712
8,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	7,506,906
9,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	7,762,502
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,343,122
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	4,750,880
4,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	2,798,929
4,600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	4,036,741
5,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,399,995

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 3,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	$ 2,665,368
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	177,814
3,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	2,229,630
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,648,320
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	391,579
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,071,190
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,014,310
227,000	YPF Energia Electrica S.A., Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	220,896
2,835,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	2,833,682
250,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	243,750
2,500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,847,061
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	965,117
	TOTAL	102,656,183
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	745,156
	Sovereign—55.3%
1,500,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,302,666
1,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,544,674
200,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	173,689
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	3,609,200
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,764,072
18,285,876	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	7,388,677
5,400,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	2,188,620
13,100,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	4,363,504
24,992,671	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	8,339,743
3,350,000	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2046	1,139,024
15,900,000	Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	6,120,456
15,398,291	Argentina, Government of, Unsecd. Note, 0.750%, 7/9/2030	5,820,708
2,500,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	968,750
21,900,000	Argentina, Government of, Unsecd. Note, 3.625%, 7/9/2035	7,172,250
3,000,000	Argentina, Government of, Unsecd. Note, 4.250%, 1/9/2038	1,036,830
1,200,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	1,034,069
1,300,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,112,930
4,500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	4,021,215
500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 9.000%, 6/16/2029	487,250
500,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	511,910
4,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,812,442
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,011,250
500,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	511,910
1,500,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,281,167
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,100,241
$ 1,000,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	518,440
2,900,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,503,476
1,000,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	564,987
PEN 5,000,000	Bonos De Tesoreria, Unsecd. Note, 5.940%, 2/12/2029	1,339,567
$ 3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,429,433
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,243,776
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	3,507,481
6,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	5,428,362
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,205,558

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 13,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	$ 13,273,994
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	693,764
683,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	682,496
BRL 10,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	2,031,756
$ 4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,491,683
800,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	947,777
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,174,102
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,525,851
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,911,653
5,513,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	5,635,602
700,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	737,020
14,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	14,873,985
3,200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	3,487,627
6,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	6,138,020
1,000,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	1,046,403
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	909,626
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,362,001
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	1,693,645
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,703,328
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,558,850
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,902,267
3,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,921,538
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	2,003,999
3,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	3,282,612
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,009,899
1,750,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	1,654,391
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,170,588
6,400,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	2,144,213
7,050,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 2.500%, 7/31/2040	2,599,688
7,575,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	3,103,038
5,000,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/31/2030	2,614,569
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	344,679
$ 1,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,206,072
1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	657,520
2,100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,545,902
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	270,902
1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,063,377
2,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	2,280,160
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	551,486
$ 1,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,338,660
2,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	1,693,140
1,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	888,753
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,845,930
5,115,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	4,552,350
3,200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.125%, 1/20/2050	2,280,000
681,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	531,861
500,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	427,500
1,400,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	1,143,492
1,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,441,440
2,200,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	985,182

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	$ 441,280
2,000,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	884,000
500,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	219,690
500,000	[3,4]	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	219,110
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	641,298
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	3,180,376
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,802,398
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	1,912,059
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	1,010,157
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,310,442
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,877,600
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	3,009,840
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 9.758%, 11/13/2025	3,150,000
300,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	298,800
IDR 10,000,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	712,402
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	715,935
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	899,160
1,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	1,291,550
3,221,670		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	3,101,373
5,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	4,495,800
1,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,465,500
2,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	2,058,500
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	424,800
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	465,803
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,835,200
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	179,000
500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	439,828
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,600,000
5,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,914,168
5,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,684,160
4,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	3,547,400
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,030,240
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 4.250%, 1/25/2028	3,250,625
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	1,755,060
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,254,650
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	94,554
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	55,200
5,000,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	3,266,107
1,000,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	887,977
700,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	674,077
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	850,000
1,500,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 4.000%, 12/15/2050	1,020,000
1,700,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,396,550
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,611,420
3,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	3,039,106
2,700,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,442,825
1,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,042,548
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,398,975
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	2,586,864
BRL 13,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	2,565,918

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 1,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	$ 1,007,660
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,043,780
1,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	1,034,180
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	3,002,460
2,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	2,519,150
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	2,957,940
4,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	4,520,268
3,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	3,614,114
3,600,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	2,615,040
4,100,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,567,000
2,200,000	Panama, Government of, Sr. Unsecd. Note, 4.500%, 1/19/2063	1,372,499
1,900,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	1,767,659
1,000,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	859,258
4,000,000	Paraguay, Government of, Sr. Secd. Note, REGS, 4.950%, 4/28/2031	3,847,991
2,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,731,670
1,000,000	Peru, Government of, 6.550%, 3/14/2037	1,100,004
2,200,000	Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,584,000
300,000	Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	306,371
1,000,000	Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	864,408
900,000	Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	719,568
300,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	300,359
500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	443,750
EUR 1,000,000	Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	778,645
$ 1,000,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	748,822
3,800,000	Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,873,492
1,000,000	Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	796,126
1,500,000	Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	962,037
500,000	Sharjah Sukuk Program, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	476,572
2,100,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,913,478
3,500,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,426,550
3,000,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	2,227,500
1,900,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,743,250
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	1,684,700
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,603,200
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	424,984
1,000,000	Turkey, Government of, Note, 7.375%, 2/5/2025	1,011,310
2,300,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,245,329
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,903,160
4,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	4,349,250
5,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	5,252,500
6,700,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	4,522,500
4,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	4,180,275
2,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,478,000
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,992,500
1,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	1,198,500
3,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,329,472
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,794,720
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,717,880
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	2,388,390
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	3,403,750

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	$ 1,917,500
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	1,503,750
3,100,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,090,390
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,825,600
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,634,440
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	4,522,500
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,130,000
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	4,888,395
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	2,149,080
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.875%, 1/15/2028	4,350,824
3,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,477,850
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	214,946
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	225,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	578,660
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	243,995
1,700,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	438,253
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	253,750
10,500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	3,029,796
1,505,000		Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	692,300
1,000,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	249,760
1,500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	1,030,746
EUR 1,300,000		United Mexican States, Sr. Unsecd. Note, 4.489%, 5/25/2032	1,423,399
$ 1,800,000		United Mexican States, Sr. Unsecd. Note, 6.000%, 5/7/2036	1,833,236
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,396,875
4,653,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	677,860
4,620,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	648,227
2,000,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	323,784
		TOTAL	456,859,980
		State/Provincial—1.0%
390,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	385,043
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,041,235
800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	829,410
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,036,763
4,113,200		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.375%, 9/1/2037	1,599,698
5,650,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.375%, 9/1/2037	2,197,388
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	573,805
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	204,930
167,836	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	127,555
		TOTAL	7,995,827
		Telecommunications & Cellular—0.2%
1,500,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,492,538
		Transportation—0.5%
2,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,632,790
1,500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,490,625
900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	226,077
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	604,543
		TOTAL	3,954,035
		Utilities—2.4%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	920,166
3,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,915,595

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 1,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	$ 971,865
4,100,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,107,848
4,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	4,486,725
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	736,185
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	835,425
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	336,052
1,000,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	972,053
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	129,150
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	897,699
2,500,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	2,116,003
		TOTAL	19,424,766
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $604,435,074)	617,387,381
		CORPORATE BONDS—22.6%
		Air Transportation—0.3%
900,000		Embraer Netherlands B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	947,190
350,000	[3,4]	Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	51,625
1,000,000		Latam Airlines Group S.A., Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	1,120,994
		TOTAL	2,119,809
		Airport—0.2%
915,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	904,242
500,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	463,125
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	483,731
		TOTAL	1,851,098
		Automotive—0.7%
4,810,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.200%, 9/21/2030	5,111,656
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	241,105
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	803,684
		TOTAL	6,156,445
		Banking—2.1%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	744,160
2,000,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	2,007,600
1,000,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	988,750
2,300,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
1,300,000	[1]	Banco Bilbao Vizcaya Argentaria S.A., Jr. Sub. Note, 9.375%, 3/19/2029	1,381,665
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	937,991
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	170,690
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	477,113
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	953,764
1,900,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,609,781
1,000,000		Bank Leumi Le-Israel, Sr. Unsecd. Note, 5.125%, 7/27/2027	983,672
1,500,000		Bank Leumi Le-Israel, Sub., 3.275%, 1/29/2031	1,365,937
600,000		Bank Leumi Le-Israel, Sub., 7.129%, 7/18/2033	585,825
1,500,000		Itau Unibanco Holding S.A., Jr. Sub. Note, REGS, 7.721%, 6/12/2072	1,507,183
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	183,154
500,000		Kookmin Bank, Sub. Note, REGS, 2.500%, 11/4/2030	417,110
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,047,010
1,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,449,856
1,800,000	[1,3,4,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
		TOTAL	17,016,261

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Beverage & Tobacco—0.1%
$ 1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	$ 935,440
		Building & Development—0.2%
2,000,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	1,871,280
		Building Materials—1.0%
500,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	496,987
3,600,000		Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 6/14/2072	3,837,495
2,000,000		Cemex SAB de CV, Sr. Unsecd. Note, REGS, 5.200%, 9/17/2030	1,949,922
2,000,000	[1]	Cemex SAB de CV, Sub., REGS, 5.125%, 6/8/2026	1,906,218
		TOTAL	8,190,622
		Chemicals & Plastics—1.9%
1,400,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	914,048
1,800,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	1,716,714
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,584,177
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	705,404
1,500,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	1,339,383
500,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	472,067
2,800,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,353,425
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,894,784
1,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,527,953
1,100,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2033	1,141,690
500,000	[3,4]	UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	160,000
2,000,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,048,136
		TOTAL	15,857,781
		Conglomerates—0.3%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,108,001
		Consumer Products—0.5%
1,000,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	933,390
1,800,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	1,589,895
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	511,431
1,000,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	894,342
		TOTAL	3,929,058
		Ecological Services & Equipment—0.2%
1,750,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	1,797,031
		Electronics—0.3%
1,000,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/17/2026	1,013,117
500,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.375%, 1/17/2028	519,757
500,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.500%, 1/17/2033	534,784
		TOTAL	2,067,658
		Equipment Lease—0.0%
500,000	[3,4]	Unifin Financiera S.A. de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	41,250
		Finance—0.5%
300,000		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	249,528
350,000		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	356,817
3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	366,980
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	8,020
1,000,000		Energian Israel Finance, Sec. Fac. Bond, 5.875%, 3/30/2031	834,606
500,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	483,843
2,000,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,815,690
		TOTAL	4,115,484

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance - Retail—0.2%
$ 1,500,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	$ 1,321,237
		Financial Intermediaries—0.1%
300,000		Cimpor Financial Operations, Sr. Unsecd. Note, REGS, 5.750%, 7/17/2024	216,044
800,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	702,604
		TOTAL	918,648
		Food Products—1.0%
800,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	708,862
1,000,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	729,626
1,100,000		Cosan Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.250%, 6/27/2031	1,111,000
1,500,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2030	1,466,425
900,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	947,830
1,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,207,020
2,500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	2,060,567
		TOTAL	8,231,330
		Food Services—0.4%
2,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	2,024,534
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	1,601,688
		TOTAL	3,626,222
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas S.A. de C.V., REGS, 7.000%, 12/30/2027	496,088
		Insurance—0.2%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,398,309
		Metals & Mining—1.5%
2,700,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	2,771,658
1,500,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 5.875%, 4/8/2032	1,290,034
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	184,982
3,300,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	2,930,046
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,470,128
1,556,377		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	1,298,103
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	887,000
300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.950%, 12/9/2028	260,600
1,300,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 12/9/2028	1,088,711
		TOTAL	12,181,262
		Oil & Gas—3.1%
350,000		3r Lux S.a.r.l., Sec. Fac. Bond, 144A, 9.750%, 2/5/2031	349,388
2,766,221		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,635,443
1,200,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	826,888
3,000,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	2,771,703
800,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	753,082
449,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	397,706
4,283,950		Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	3,908,997
1,200,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,278,825
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	740,848
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	945,810
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	962,735
2,186,728		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,682,571
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	865,794
500,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	482,068
967,632		Mv24 Captial B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	909,313
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,148,699

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 1,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	$ 1,282,052
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	466,584
1,650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	1,391,519
1,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	988,040
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	664,125
		TOTAL	25,452,190
		Other—0.1%
1,000,000		ENERGO PRO AS, Sr. Unsecd. Note, 144A, 11.000%, 11/2/2028	1,048,750
		Pharmaceuticals—1.2%
1,200,000		Teva Pharmaceutical Finance LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	1,151,491
1,500,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	1,396,675
1,500,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 4.750%, 5/9/2027	1,451,250
6,000,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 5.125%, 5/9/2029	5,788,845
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	219,921
		TOTAL	10,008,182
		Rail Industry—0.0%
190,638		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	189,750
		Real Estate—0.1%
1,000,000	[3,4]	Country Garden Holdings Co., 3.300%, 1/12/2031	81,250
2,100,000	[3,4]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	81,375
1,000,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	914,223
		TOTAL	1,076,848
		Retailers—0.5%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	6,000
500,000		Grupo Axo S.A. De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	467,592
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	759,038
2,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,634,902
1,200,000	[3,4]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	36,000
		TOTAL	3,903,532
		Technology Services—0.9%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	408,625
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,826,802
2,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	2,383,918
1,500,000	[6]	Tencent Holdings Ltd., Sr. Unsecd. Note, REGS, 6.495% (CME Term SOFR 3 Month +1.171%), 4/11/2024	1,505,320
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,155,705
		TOTAL	7,280,370
		Telecommunications & Cellular—2.3%
12,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	679,924
1,000,000		Bharti Airtel Ltd., Sr. Unsecd. Note, REGS, 3.250%, 6/3/2031	880,834
500,000	[3,4]	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2199	12,563
2,000,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	1,694,160
2,000,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,812,052
3,000,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,772,684
3,000,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,772,684
1,000,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	843,235
1,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,203,807
800,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	776,458
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	496,400
4,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	3,984,728

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 1,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	$ 1,481,827
		TOTAL	19,411,356
		Transportation—0.7%
1,939,400		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,859,670
1,262,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	1,134,233
2,000,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	2,067,500
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	944,323
		TOTAL	6,005,726
		Utilities—1.9%
1,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	949,535
1,310,750		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,248,340
1,000,000		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	783,438
990,000		Enfragen Energia Sur S.A., Sr. Secd. Note, 144A, 5.375%, 12/30/2030	775,604
300,000		Fs Luxembourg S.a.r.l., Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	314,340
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,332,590
1,170,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	1,064,841
1,000,000		Grupo Energia Bogota, Sr. Unsecd. Note, 144A, 7.850%, 11/9/2033	1,086,250
445,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	430,045
1,200,000	[3,4]	Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	549,600
201,150		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	193,163
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,258,954
1,614,007		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,516,191
1,500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	1,477,395
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	847,401
1,000,000		Rio Energy S.A. / UGEN S.A./ UENSA S.A., 144A, 6.875%, 2/1/2025	825,742
1,454,600		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,426,861
		TOTAL	16,080,290
		TOTAL CORPORATE BONDS (IDENTIFIED COST $192,126,394)	186,687,308
		COMMON STOCKS—0.1%
		Automotive—0.1%
2,300,000		Tenedora Nemak SA de CV	562,589
		Chemicals & Plastics—0.0%
4,716		Sociedad Quimica Y Minera de Chile, ADR	198,402
		Consumer Products—0.0%
191,350	[4,5]	ATENTO LUXCO 1 S.A.	0
		Food Products—0.0%
125,353		Minerva S.A.	173,314
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,303,040)	934,305
		PURCHASED PUT OPTIONS—0.0%
2,860,000		Bank of America Merril Lynch EUR Put/USD Call, Notional Amount $97,268,600, Exercise Price $1.0865, Expiration Date 2/1/2024	15,290
1,100,000		UBS CHF Put/JPY Call, Notional Amount $32,901,000, Exercise Price $160, Expiration Date 7/5/2024	10,010
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $19,841)	25,300
		EXCHANGE-TRADED FUNDS—0.4%
33,698		iShares JP Morgan USD Emerging Markets Bond Fund	2,964,750
8,777		iShares MSCI Emerging Markets ETF	336,949
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,151,122)	3,301,699

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—0.4%
3,465,019	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[7] (IDENTIFIED COST $3,466,346)	$ 3,466,405
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $804,501,817)	811,802,398
	OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	14,454,853
	TOTAL NET ASSETS—100%	$826,257,251
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	15	$1,625,859	March 2024	$18,652
Short Futures:
United States Treasury Long Bond Short Futures	10	$1,223,437	March 2024	$(66,659)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(48,007)
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,118,360 and $5,447,755, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/5/2024	Bank Of America, N.A.	1,144,000	EUR	$1,241,835	$(5,360)
2/5/2024	Bank Of America, N.A.	286,000	EUR	$309,473	$(355)
2/5/2024	Bank Of America, N.A.	286,000	EUR	$309,724	$(605)
2/5/2024	Bank Of America, N.A.	572,000	EUR	$619,613	$(1,376)
2/5/2024	JPMorgan Chase Bank, N.A.	858,000	EUR	$928,548	$(1,192)
2/8/2024	JPMorgan Chase Bank, N.A.	594,202	AUD	$386,667	$3,235
2/8/2024	HSBC Bank USA	506,808	AUD	267,000 GBP	$3,688
2/8/2024	State Street Bank & Trust Co.	382,941	CAD	$280,000	$4,856
2/8/2024	JPMorgan Chase Bank, N.A.	385,125	CAD	$280,000	$6,481
2/8/2024	State Street Bank & Trust Co.	1,927,857	EUR	$2,075,452	$8,500
2/8/2024	Citibank, N.A.	267,000	GBP	507,989 AUD	$3,340
2/8/2024	Barclays Bank PLC	267,000	GBP	546,299 NZD	$3,340
2/8/2024	Credit Agricole	295,493,940	JPY	$2,000,000	$9,565
2/8/2024	Credit Agricole	3,107,104	NOK	$280,000	$15,474
2/8/2024	Morgan Stanley Capital	670,659	NZD	$400,000	$9,943
2/8/2024	HSBC Bank USA	552,935	NZD	267,000 GBP	$9,844
3/20/2024	Barclays Bank PLC	859,805,000	CLP	$970,106	$(48,675)
3/20/2024	Morgan Stanley Capital	10,000,000	MXN	$576,190	$295
3/20/2024	JPMorgan Chase Bank, N.A.	5,154,622	PEN	$1,369,406	$(15,975)
Contracts Sold:
2/5/2024	Bank Of America, N.A.	286,000	EUR	$311,170	$2,052
2/8/2024	State Street Bank & Trust Co.	587,643	AUD	$386,667	$1,069
2/8/2024	Citibank, N.A.	507,989	AUD	267,000 GBP	$1,715
2/8/2024	Bank Of America, N.A.	763,924	CAD	$560,000	$(8,256)
2/8/2024	Bank of New York	481,964	EUR	$520,626	$(362)
2/8/2024	Credit Agricole	963,928	EUR	$1,048,851	$6,874
2/8/2024	JPMorgan Chase Bank, N.A.	481,964	EUR	$530,945	$9,957

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
2/8/2024	HSBC Bank USA	267,000	GBP	552,936 NZD	$(10,245)
2/8/2024	HSBC Bank USA	267,000	GBP	506,808 AUD	$(9,517)
2/8/2024	Credit Agricole	288,272,000	JPY	$2,000,000	$39,549
2/8/2024	Citibank, N.A.	1,524,984	NOK	$140,000	$(5,021)
2/8/2024	JPMorgan Chase Bank, N.A.	1,488,058	NOK	$140,000	$(1,509)
2/8/2024	State Street Bank & Trust Co.	659,545	NZD	$400,000	$(3,149)
2/8/2024	Barclays Bank PLC	546,298	NZD	267,000 GBP	$1,118
3/4/2024	JPMorgan Chase Bank, N.A.	8,260,000	BRL	$1,663,468	$425
3/20/2024	Barclays Bank PLC	859,805,000	CLP	$979,712	$58,281
3/20/2024	Bank Of America, N.A.	3,000,000,000	COP	$743,607	$(20,256)
3/20/2024	UBS AG	1,300,000	EUR	$1,415,700	$7,999
3/20/2024	Bank of New York	3,304,000	EUR	$3,624,415	$46,688
3/20/2024	Morgan Stanley Capital	10,000,000	MXN	$572,397	$(4,087)
3/20/2024	Bank Of America, N.A.	5,154,622	PEN	$1,390,698	$37,267
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$155,615
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $269,051 and $176,624, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 01/31/2024[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank PLC	Republic of Columbia	Buy	1.000%	12/20/2028	3.26%	$9,800,000	$889,504	$928,371	$(38,867)
Morgan Stanley	Republic of Columbia	Buy	1.000%	12/20/2028	1.71%	$3,800,000	$116,082	$137,347	$(21,265)
TOTAL CREDIT DEFAULT SWAPS							$1,005,586	$1,065,718	$(60,132)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $10,475,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $10,563 and $1,492, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2023	$177,755
Purchases at Cost	$147,996,792
Proceeds from Sales	$(144,710,149)
Change in Unrealized Appreciation/Depreciation	$59
Net Realized Gain/(Loss)	$1,948
Value as of 1/31/2024	$3,466,405
Shares Held as of 1/31/2024	3,465,019
Dividend Income	$132,148

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	Floating/variable note with current rate and current maturity or next reset date shown.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$617,387,381	$—	$617,387,381
Corporate Bonds	—	186,482,308	205,000	186,687,308
Purchased Put Options	—	25,300	—	25,300
Exchange-Traded Funds	3,301,699	—	—	3,301,699
Equity Securities:
Common Stocks
International	934,305	—	0	934,305
Investment Company	3,466,405	—	—	3,466,405
TOTAL SECURITIES	$7,702,409	$803,894,989	$205,000	$811,802,398
Other Financial Instruments:
Assets
Futures Contracts	$18,652	$—	$—	$18,652
Foreign Exchange Contracts	—	291,555	—	291,555
Swap Contracts	—	1,005,586	—	1,005,586
Liabilities
Futures Contracts	(66,659)	—	—	(66,659)
Foreign Exchange Contracts	—	(135,940)	—	(135,940)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(48,007)	$1,161,201	$—	$1,113,194

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar